Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments
Schedule of commitments as lessee relating to buildings under operating leases

As of December 31, 2017
Not later than one year	1,298
Later than one year and not later than three years	1,272
Later than three years and not later than five years	609
More than five years	97

Total	3,276

Schedule of commitments relating to vessels under construction
As of December 31, 2017
Not later than one year	553,812
Later than one year and not later than three years	328,798

Total	882,610

Schedule of future gross minimum revenues receivable upon collection of hire under non-cancellable time charter agreements

As of December 31, 2017
Not later than one year	442,976
Later than one year and not later than three years	662,888
Later than three years and not later than five years	364,510
Later than five years	386,121

Total	1,856,495

Schedule of commitments relating to group vessels agreement
As of December 31, 2017
Not later than one year	25,189

Total	25,189

Schedule of commitments relating to engineering agreements for FSRU conversion of one vessel
As of December 31, 2017
Not later than one year	3,787

Total	3,787